Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Segment Information

Segment information for the year ended December 31, 2025 was as follows:

	Year Ended December 31, 2025
	Health Services	Digital Healthcare	Medical Distribution	Total
Revenue
Patient service revenue, net	$2,002,548	$–	$–	$2,002,548
Subscription revenue	–	22,623	–	22,623
Product and other revenue	–	–	40,121	40,121
Total revenue	2,002,548	22,623	40,121	2,065,292

Operating Expenses
Practice salaries and benefits	1,016,543	–	–	1,016,543
Other practice operating expenses	973,048	–	–	973,048
Cost of product revenue	–	–	51,568	51,568
Selling, general and administrative expenses	–	2,007,845	27,671	2,035,516
Depreciation and amortization	97,175	4,696	–	101,871
Total Operating Expenses	2,086,766	2,012,541	79,239	4,178,546

Income (loss) from operations	$(84,218)	$(1,989,918)	$(39,118)	$(2,113,254)

Other Segment Information
Gain on extinguishment of debt	$–	$(317,982)	$–	$(317,982)
Loss on change in fair value of debt	$–	$618,208	$–	$618,208
Gain on sale of assets	$–	$(168,722)	$–	$(168,722)
Gain on change in fair value of derivative financial instruments	$–	$(8,644)	$–	$(8,644)
Amortization of original issue discounts on notes payable	$12,022	$815,984	$–	$828,006
Interest expense and other	$3,051	$213,083	$–	$216,134

Identifiable Assets
Identifiable assets as of December 31, 2025	$182,146	$1,519,025	$1,175	$1,702,346

Segment information for the year ended December 31, 2024 was as follows:

	Year Ended December 31, 2024
	Health Services	Digital Healthcare	Medical Distribution	Total
Revenue
Patient service revenue, net	$2,872,177	$–	$–	$2,872,177
Subscription revenue	–	32,425	–	32,425
Product and other revenue	–	–	103,759	103,759
Total revenue	2,872,177	32,425	103,759	3,008,361

Operating Expenses
Practice salaries and benefits	1,995,127	–	–	1,995,127
Other practice operating expenses	1,556,759	–	–	1,556,759
Cost of product revenue	–	–	96,237	96,237
Selling, general and administrative expenses	–	2,974,130	64,806	3,038,936
Depreciation and amortization	277,866	5,084	–	282,950
Impairment loss	716,000	–	–	716,000
Total Operating Expenses	4,545,752	2,979,214	161,043	7,686,009

Loss from operations	$(1,673,575)	$(2,946,789)	$(57,284)	$(4,677,648)

Other Segment Information
Loss on extinguishment of debt	$–	$178,986	$–	$178,986
Change in fair value of debt	$–	$(84,109)	$–	$(84,109)
Amortization of original issue discounts on notes payable	$5,007	$1,311,158	$–	$1,316,165
Gain from realization of contingent sale consideration receivable	$–	$(125,355)	$–	$(125,355)
Interest expense and other	$11,506	$156,638	$–	$168,144

Identifiable Assets
Identifiable assets as of December 31, 2024	$496,391	$1,719,020	$7,578	$2,222,989